Goodwill and Intangibles (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Future amortization expense of intangible assets
Remainder of 2013	$ 11,812
2014	11,875	7,571
2015	8,803	5,652
2016	6,503	4,435
2017	5,176	3,425
2018	4,335
Thereafter	$ 3,054